Other liabilities - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other liabilities [Abstract]
Other non-current non-financial liabilities	€ 60	€ 56
Non-current contract liabilities	515	446
Current contract liabilities	1,696	€ 1,491
Increase (Decrease) in current contract liabilities through operational activities	€ 205